Income Taxes - Summary of Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Federal	$ 0	$ 0	$ 0
State	0	0	0
Foreign	241	0	1,321
Current income tax expense (benefit)	241	0	1,321
Deferred
Federal	(508)		0
State	(334)	0
Foreign	0	0	0
Deferred income tax expense (benefit)	(842)	0	0
Total income tax (benefit) expense	$ (601)	$ 0	$ 1,321